Risk management - Credit risk cycle (Details)	12 Months Ended
Dec. 31, 2017 item
Cycle, scenario analysis, and other information
Number of factors	3
Number of types of scoring	2
Credit risk
Cycle, scenario analysis, and other information
Credit risk cycle, number of phases	3
Scenario analysis, horizon	3 years
Number of types of decisions	2
Number of phases in recovery management	4